Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2025
Basis of presentation
Schedule of effect of the adjustment of the prior period information on the Consolidated Financial Statements

Consolidated Balance Sheets

	As at December 31, 2024
	As reported in the financial statements	As adjusted in the financial statements
USD’000, except par value	ended December 31, 2024	ended December 31, 2025
Other current liabilities	283	1,659
Total current liabilities	15,517	16,893
TOTAL LIABILITIES	19,702	21,078

SHAREHOLDERS’ EQUITY
Additional paid-in capital	117,944	116,568
Total shareholders’ equity	77,864	76,488
TOTAL LIABILITIES AND EQUITY	97,566	97,566

Consolidated Statements of Changes in Shareholders’ Equity

	As reported in the financial statements		As adjusted in the financial statements
	ended December 31, 2024		ended December 31, 2025
	Additional		Additional
USD’000	paid-in capital	Total equity	paid-in capital	Total equity
As at December 31, 2023	24,730	5,031	24,435	4,736
Share Purchase Agreements	75,554	76,302	74,674	75,422
Warrant exercises	17,512	17,610	17,311	17,409
As at December 31, 2024	117,944	77,864	116,568	76,488

Consolidated Statements of Cash Flows

	As reported in the financial		As adjusted in the financial
	statements ended December 31, 2024		statements ended December 31, 2025
	12 months ended December 31,		12 months ended December 31,
USD’000	2024	2023	2024	2023
Cash Flows from operating activities:
Increase / (decrease) in other current liabilities, excluding stock-based compensation liability	145	(10)	1,226	285
Net cash provided by / (used in) operating activities	(11,205)	(3,040)	(10,124)	(2,745)

Cash Flows from financing activities:
Common Stock issuance costs	(4,855)	—	(5,936)	(295)
Net cash provided by / (used in) financing activities	89,481	8,920	88,400	8,625